UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code (414) 765-5384

Date of fiscal year end: August 31, 2008

Date of reporting period: August 31, 2008

Item 1. Reports to Stockholders.

Annual Report

Geneva Advisors All Cap Growth

Fund

August 31, 2008

Retail Class

Institutional Class

Investment Adviser

Geneva Investment Management of Chicago, LLC

181 W. Madison, Suite 3575

Chicago, IL 60602

Phone: 1-877-343-6382

Annual Shareholder Letter

October 17, 2008

Dear Shareholders,

The six months ended August 31, 2008 proved to be difficult for global equity markets as fear and panic accelerated throughout the period. During the first quarter we were optimistic that the demise of Bear Stearns would mark a turn in the credit markets, but this turned out short sighted as we underestimated the aggregate leverage in the financial system. Since the end of the period, we have experienced a centuries’ worth of historic events as the fate of the global financial system is unfolding real time. The collapse of global institutions and capital markets has climaxed with government interventions on a scale never before contemplated. Faith in the global financial system must be restored and short term credit markets must thaw. Until uncertainty is moderated by market stability, we believe fear, deleveraging and the actions taken by governments worldwide will drive market sentiment and stock prices. Fundamentals appear to be taking a backseat as uncertainty continues to build about the health of the global economy.

Our convictions continue to be tested as equity markets convulsed and credit markets seized over the period. We opportunistically trimmed exposures and looked to position the portfolio for a continued period of uncertainty. Performance for the six months ended August 31, 2008 was -1.7% for institutional shares and -1.8% for retail shares versus a return of 0.5% for the Russell 3000 Growth Index. Since inception, institutional and retail shares have returned -11.3% and -11.1%, respectively, modestly lower than the benchmark return of -10.2%.

Although the last year has been difficult for equity markets and the near term is shrouded in uncertainty, we remain bullish over the long term. This credit crisis will pass and the question remains how long will the period of slow growth and low returns persist. We continue to like healthcare and other defensive quality growth names. Credit concerns have elevated to new levels and while we remain concerned about deterioration, we favor those companies with excess capital and manageable legacy portfolios. Commodity prices continue to be punished along with multinationals and technology companies on fears of a global slowdown. We like the longer-term trends in energy, materials, industrials and technology, but are cautious near term.

We believe that credit market issues will plague global growth exacerbating the depth and duration of the current slowdown and the programs put in place by the world’s central banks will need time to work. While we will remain cautious until the equity markets begin to stabilize, we believe that unique investment opportunities exist for patient long term investors as fundamentals will ultimately drive stock performance. Our objective is to capitalize on these opportunities staying true to our investment discipline of investing in high quality companies positioned for exceptional growth.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The Geneva Advisors All Cap Growth Fund may invest in Mid-, Small-, or Micro-cap companies which involve additional risks such as limited liquidity and greater volatility. The fund may invest in ADR’s, in foreign securities and emerging markets which involve greater volatility and political, economic and currency risks and differences in accounting methods.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

The Geneva Advisors All Cap Growth Fund is distributed by Quasar Distributors, LLC (10/08)

Geneva Advisors All Cap Growth Fund

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/08 - 8/31/08).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Retail Class
	Beginning Account Value 3/1/08	Ending Account Value 8/31/08	Expenses Paid During Period 3/1/08 - 8/31/08*
Actual	$1,000.00	$982.30	$7.47
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

	Institutional Class
	Beginning Account Value 3/1/08	Ending Account Value 8/31/08	Expenses Paid During Period 3/1/08 - 8/31/08*
Actual	$1,000.00	$983.40	$6.23
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Geneva Advisors All Cap Growth Fund

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on individual stock selection that takes into consideration the stock’s industry group. Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s sector breakdown as of August 31, 2008 is shown below. Sector allocations are subject to change.

Geneva Advisors All Cap Growth Fund

Investment Highlights (Unaudited) (Continued)

Total Returns as of August 31, 2008

	Three Months	Since Inception (9/28/07)
Retail Class	-11.61%	-11.30%
Institutional Class	-11.54%	-11.05%
Russell 3000 Growth Index	-7.49%	-10.23%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph on page 9 and table above assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market.

Geneva Advisors All Cap Growth Fund

Investment Highlights (Unaudited) (Continued)

One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund

Schedule of Investments

August 31, 2008

	Shares	Value
COMMON STOCKS 89.31%
Air Freight & Logistics 2.63%
CH Robinson Worldwide, Inc.	7,923	$412,867

Biotechnology 5.26%
Celgene Corp.(a)	6,886	477,200
Gilead Sciences, Inc.(a)	6,625	349,005

		826,205

Capital Markets 9.10%
BlackRock, Inc.	2,391	519,445
The Charles Schwab Corp.	17,397	417,354
T. Rowe Price Group, Inc.	8,326	494,231

		1,431,030

Chemicals 6.92%
Airgas, Inc.	7,847	464,856
Monsanto Co.	2,762	315,559
Potash Corp.	1,765	306,404

		1,086,819

Commercial Banks 2.17%
HDFC Bank Ltd. ADR	3,767	340,876

Commercial Services & Supplies 4.38%
Stericycle, Inc.(a)	8,054	477,602
Strayer Education, Inc.	1,004	210,680

		688,282

Communications Equipment 5.25%
QUALCOMM, Inc.	6,698	352,650
Research In Motion Ltd.(a)	3,887	472,659

		825,309

Computers & Peripherals 2.91%
Apple Computer, Inc.(a)	2,701	457,900

Construction & Engineering 2.71%
Fluor Corp.	5,308	425,330

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund

Schedule of Investments (Continued)

August 31, 2008

	Shares	Value
Diversified Consumer Services 2.42%
Capella Education Company(a)	7,661	$380,828

Diversified Financial Services 1.75%
MSCI, Inc.(a)	9,192	274,381

Electronic Equipment & Instruments 2.61%
Itron, Inc.(a)	3,965	410,695

Energy Equipment & Services 4.21%
Core Laboratories NV	2,901	360,130
Transocean Inc.(a)	2,372	301,719

		661,849

Food & Staples Retailing 1.46%
Central European Distribution Corp.(a)	3,976	229,375

Health Care Equipment & Supplies 6.55%
Alcon, Inc.	3,175	540,671
Intuitive Surgical, Inc.(a)	797	235,330
NuVasive, Inc.(a)	5,333	254,171

		1,030,172

Internet & Catalog Retail 2.64%
Amazon.Com, Inc.(a)	5,132	414,717

Internet Software & Services 3.11%
Google, Inc.(a)	1,055	488,771

IT Services 2.99%
Mastercard, Inc.	1,941	470,790

Life Sciences Tools & Services 4.08%
Covance, Inc.(a)	3,087	291,228
Icon Plc ADR(a)	8,576	349,300

		640,528

Media 2.74%
Morningstar, Inc.(a)	6,601	431,111

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund

Schedule of Investments (Continued)

August 31, 2008

	Shares	Value
Oil, Gas & Consumable Fuels 3.69%
Range Resources Corp.	7,888	$366,161
Ultra Petroleum Corp.(a)	3,147	214,468

		580,629

Road & Rail 3.12%
CSX Corp.	7,584	490,533

Software 4.38%
Salesforce.com, Inc.(a)	8,036	450,177
Ultimate Software Group, Inc.(a)	8,493	238,143

		688,320

Trading Companies & Distributors 2.23%
Fastenal Co.	6,745	350,268

TOTAL COMMON STOCKS (Cost $13,775,905)		14,037,585

	Principal Amount	Value
SHORT TERM INVESTMENTS 10.91%
Fidelity Government Portfolio - I, 2.220%, 12/31/2031(b)	$1,715,618	1,715,618

TOTAL SHORT TERM INVESTMENTS (Cost $1,715,618)		1,715,618

Total Investments (Cost $15,491,523) 100.22%		15,753,203
Liabilities in Excess of Other Assets (0.22)%		(34,534)

TOTAL NET ASSETS 100.00%		$15,718,669

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at August 31, 2008.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund

Statement of Assets & Liabilities

August 31, 2008

ASSETS
Investments, at value (cost $15,491,523)	$15,753,203
Receivable for Fund shares sold	42,338
Dividends and interest receivable	8,359
Receivable from Adviser	1,062
Other assets	16,424

TOTAL ASSETS	15,821,386

LIABILITIES
Payable for investments purchased	42,207
Payable to affiliates	26,525
Payable for distribution fees	577
Accrued expenses and other liabilities	33,408

TOTAL LIABILITIES	102,717

NET ASSETS	$15,718,669

Net assets consist of:
Paid in capital	$17,690,190
Accumulated net investment loss	—
Accumulated net realized loss	(2,233,201)
Net unrealized appreciation on investments	261,680

NET ASSETS	$15,718,669

RETAIL CLASS SHARES
Net assets	$2,295,845
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	129,380
Net asset value, redemption price and offering price per share(1)	$17.74

INSTITUTIONAL CLASS SHARES
Net assets	$13,422,824
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	754,444
Net asset value, redemption price and offering price per share(1)	$17.79

(1)	If applicable, redemption price per share may be reduced by a redemption fee.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund

Statement of Operations

For the Period Ended August 31, 2008(1)

INVESTMENT INCOME
Dividend income(2)	$44,402
Interest income	29,361

TOTAL INVESTMENT INCOME	73,763

EXPENSES
Investment advisory fees	135,712
Transfer agent fees and expenses	37,590
Federal and state registration fees	33,511
Fund accounting fees	28,827
Administration fees	27,667
Audit and tax fees	23,647
Reports to shareholders	12,935
Custody fees	10,993
Legal fees	10,002
Chief Compliance Officer fees and expenses	5,563
Distribution fees - Retail Class	3,392
Trustees’ fees and related expenses	1,896
Other expenses	2,874

TOTAL EXPENSES	334,609
Less waiver and reimbursement by Adviser (Note 4)	(195,505)

NET EXPENSES	139,104

NET INVESTMENT LOSS	(65,341)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(2,222,290)
Net change in unrealized appreciation on investments	261,680

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,960,610)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,025,951)

(1)	The Fund commenced operations on September 28, 2007.
(2)	Net of $4,397 in foreign withholding tax

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund

Statement of Changes in Net Assets

Period Ended August 31, 2008(1)

FROM OPERATIONS
Net investment loss	$(65,341)
Net realized loss on investments	(2,222,290)
Net change in unrealized appreciation on investments	261,680

Net decrease in net assets from operations	(2,025,951)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Retail Class	2,701,447
Proceeds from shares sold - Institutional Class	17,227,519
Payments for shares redeemed - Retail Class(2)	(142,094)
Payments for shares redeemed - Institutional Class(3)	(2,042,252)

Net increase in net assets from capital share transactions	17,744,620

TOTAL INCREASE IN NET ASSETS	15,718,669

NET ASSETS:
Beginning of Period	—

End of Period	$15,718,669

ACCUMULATED NET INVESTMENT LOSS:	$(65,341)

(1)	The Fund commenced operations on September 28, 2007.
(2)	Net of redemption fees of $330.
(3)	Net of redemption fees of $1,019.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund - Retail Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended August 31, 2008(1)

Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment loss(2)	(0.15)
Net realized and unrealized loss on investments	(2.11)

Total from investment operations	(2.26)

Paid in capital from redemption fees (Note 2)(3)	0.00

Net Asset Value, End of Period	$17.74

Total return(4)	(11.30)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$2,296
Ratio of expenses to average net assets before waiver and reimbursements(5)	3.30%
Ratio of expenses to average net assets after waiver and reimbursements(5)	1.50%
Ratio of net investment loss to average net assets before waiver and reimbursements(5)	(2.62)%
Ratio of net investment loss to average net assets after waiver and reimbursements(5)	(0.82)%
Portfolio turnover rate(4)	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund - Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended August 31, 2008(1)

Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment loss(2)	(0.10)
Net realized and unrealized loss on investments	(2.11)

Total from investment operations	(2.21)

Paid in capital from redemption fees (Note 2)(3)	0.00

Net Asset Value, End of Period	$17.79

Total return(4)	(11.05)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$13,423
Ratio of expenses to average net assets before waiver and reimbursements(5)	3.05%
Ratio of expenses to average net assets after waiver and reimbursements(5)	1.25%
Ratio of net investment loss to average net assets before waiver and reimbursements(5)	(2.37)%
Ratio of net investment loss to average net assets after waiver and reimbursements(5)	(0.57)%
Portfolio turnover rate(4)	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund

Notes to Financial Statements

August 31, 2008

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Geneva Advisors All Cap Growth Fund (the “Fund”) represents a distinct portfolio with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust has designated two classes of Fund shares: Retail Class and Institutional Class. The two classes differ principally in their respective distribution expenses. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Fund commenced operations on September 28, 2007. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Investment Management of Chicago, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The Fund’s securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s Valuation Committee.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Fund charges a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. Redemption fees of $330 and $1,019 were charged by the Fund during the period ended August 31, 2008 for the Retail and Institutional classes respectively.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that Fund. Common expenses are allocated between the Funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means. Expenses directly attributable to a class of shares, which presently only include 12b-l distributions, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)	New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal 2008. At August 31, 2008, the tax year 2007 remains open to examination in the Fund’s major tax jurisdictions.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(3)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Retail Class shares, respectively, for services to prospective Fund shareholders and distribution of Fund shares. During the period ended August 31, 2008, the Fund accrued expenses of $3,392, pursuant to the 12b-1 Plan.

(4)	Federal Tax Matters

As of August 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$15,634,131

Gross tax unrealized appreciation	$977,509
Gross tax unrealized depreciation	(858,437)

Net tax unrealized appreciation	$119,072

Undistributed ordinary income	$—
Undistributed long-term capital gain	—

Total distributable earnings	$—

Other accumulated losses	$(2,090,593)

Total accumulated losses	$(1,971,521)

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income (Loss)	65,341
Accumulated Net Realized Gain (Loss)	(10,911)
Paid In Capital	(54,430)

At August 31, 2008, the Fund deferred, on a tax basis, post-October losses of $2,090,146.

(5)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.

Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.25% of the Fund’s average daily net assets.

The Adviser has agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (exclusive of taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.50% and 1.25% of the Fund’s average daily net assets—Retail Class and Institutional Class shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended August 31, 2008, expenses of $195,505 were waived by the Adviser from the Fund.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2011	$195,505

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Retail Shares	Period Ended August 31, 2008(1)
Shares Sold	137,240
Shares issued to holders in reinvestment of distribution	—
Shares Redeemed	(7,860)

Net Increase	129,380

Institutional Class Shares	Period Ended August 31, 2008(1)
Shares Sold	863,295
Shares issued to holders in reinvestment of distribution	—
Shares Redeemed	(108,851)

Net Increase	754,444

(1)	The Fund commenced operations on September 28, 2007.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended August 31, 2008, were $26,819,888 and $10,821,693, respectively. There were no purchases or sales of U.S. government securities for the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Geneva Advisors All Cap Growth Fund and

Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities of Geneva Advisors All Cap Growth Fund (the “Fund”), one of the diversified series constituting Trust for Professional Managers, including the schedule of investments, as of August 31, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period from September 28, 2007 (commencement of operations) to August 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2008, and the results of its operations, the changes in its net assets, and financial highlights for the period from September 28, 2007 (commencement of operations) to August 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/    Deloitte & Touche LLP

Milwaukee, Wisconsin

October 27, 2008

Geneva Advisors All Cap Growth Fund

Additional Information

(Unaudited)

Indemnification

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan Street Milwaukee, WI 53202 Age: 53	Trustee	Indefinite Term; Since August 22, 2001	Professor of Accounting (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	20	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan Street Milwaukee, WI 53202 Age: 51	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–present); Director, Flight Standards & Training (1990–1999).	20	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Geneva Advisors All Cap Growth Fund

Additional Information (Continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan Street Milwaukee, WI 53202 Age: 46	Chairperson, President, Principal Accounting Officer and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	20	Director/Trustee, Buffalo Funds (an open-end investment company with nine portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Michael McVoy 615 E. Michigan Street Milwaukee, WI 53202 Age: 51	Chief Compliance Officer	Indefinite Term; Since August, 2008	Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2002–present).	N/A	N/A

Rachel A. Spearo 615 E. Michigan Street Milwaukee, WI 53202 Age: 29	Secretary	Indefinite Term; Since November 15, 2005	Counsel, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Vice President and Treasurer	Indefinite Term; Since January 11, 2008	Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2004-present); UMB Investment Services Group (2000-2004).	N/A	N/A
*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Geneva Advisors All Cap Growth Fund has adopted proxy voting policies and procedures that delegate to Geneva Investment Management of Chicago, LLC, the Fund’s investment adviser (the “Adviser”), the authority to vote proxies. A description of the Geneva Advisors All Cap Growth Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Geneva Advisors All Cap Growth Fund

Investment Adviser

Geneva Investment Management of Chicago, LLC

181 W. Madison, Suite 3575

Chicago, IL 60602

Legal Counsel

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 East Wells Street

Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank, N.A.

Custody Operations

1555 North RiverCenter Drive

Suite 302

Milwaukee, Wisconsin 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the registrant’s Form N-CSR filed on May 7, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael D. Akers is the audit committee financial expert and is considered to be independent in accordance with SEC rules. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, and tax services for the first fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 8/31/2008
Audit Fees	$20,350
Audit-Related Fees	0
Tax Fees	3,300
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 8/31/2008
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the first fiscal year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2008
Registrant	0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 7, 2008.

(b)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	11/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	11/5/08

By (Signature and Title)	/s/ John Buckel
John Buckel, Treasurer

Date	11/5/08